IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Market Risk [Line Items]
Market risk VaR	$ 19.2	$ 56.3
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.0	0.7
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	3.0	4.4
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	0.5
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	9.9	6.1
Credit specific [member]
Market Risk [Line Items]
Market risk VaR	5.1	7.4
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(10.9)	(8.3)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	8.6	10.8
Average [Member]
Market Risk [Line Items]
Market risk VaR	31.7	26.8
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.4	0.9
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	4.6	4.4
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	0.6
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	6.5	5.9
Average [Member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	5.8	2.6
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(9.8)	(6.8)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	9.0	7.6
Top of range [member]
Market Risk [Line Items]
Market risk VaR	69.6	56.3
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	4.9	13.6
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	12.6	7.8
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.4	2.2
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	10.6	8.7
Top of range [member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	9.2	7.4
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	17.2	17.5
Bottom of range [member]
Market Risk [Line Items]
Market risk VaR	16.5	16.6
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	0.6	0.3
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.5	2.9
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.2	0.1
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	4.3	3.6
Bottom of range [member] | Credit specific [member]
Market Risk [Line Items]
Market risk VaR	4.0	1.5
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 5.8	$ 4.7